UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036
(Name and address of agent for service)

1-800-688-LKCM
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2005 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 5.6%
Aviall, Inc. (a)	205,300	$6,935,034
Hexcel Corporation (a)	235,100	4,299,979
Ladish Co., Inc. (a)	193,700	3,378,128
Teledyne Technologies Incorporated (a)	155,300	5,353,191
		19,966,332
Air Freight & Logistics - 1.0%
Pacer International, Inc.	140,700	3,708,852

Auto Components - 0.8%
Drew Industries Incorporated (a)	112,800	2,911,368

Biotechnology - 1.0%
Serologicals Corporation (a)	158,100	3,566,736

Building Products - 0.8%
Jacuzzi Brands, Inc. (a)	343,400	2,767,804

Commercial Banks - 5.2%
Cullen/Frost Bankers, Inc.	80,000	3,947,200
First State Bancorporation	125,500	2,659,345
Glacier Bancorp, Inc.	123,437	3,810,500
Hancock Holding Company	89,800	3,065,772
The South Financial Group, Inc.	55,100	1,478,884
Texas Regional Bancshares, Inc. - Class A	128,500	3,699,515
		18,661,216
Commercial Services & Supplies - 6.9%
Airgas, Inc.	103,200	3,057,816
John H. Harland Company	48,000	2,131,200
Laureate Education Inc. (a)	90,100	4,412,197
Mobile Mini, Inc. (a)	162,000	7,022,700
Universal Technical Institute Inc. (a)	101,100	3,600,171
Waste Connections, Inc. (a)	127,500	4,472,700
		24,696,784
Communications Equipment - 1.1%
Tekelec (a)	184,300	3,861,085

Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	77,500	4,595,750

Consumer Finance - 1.2%
MoneyGram International, Inc.	203,100	4,409,301

Electronic Equipment & Instruments - 3.8%
Anixter International Inc.	103,700	4,182,221
Axsys Technologies, Inc. (a)	152,848	2,997,349
Photon Dynamics, Inc. (a)	158,000	3,025,700
Veeco Instruments Inc. (a)	203,800	3,268,952
		13,474,222
Energy Equipment & Services - 2.8%
Dril-Quip, Inc. (a)	119,100	5,716,800
Hydril (a)	62,900	4,317,456
		10,034,256
Food & Staples Retailing - 6.7%
Casey's General Stores, Inc.	200,000	4,640,000
Longs Drug Stores Corporation	83,900	3,598,471
Performance Food Group Company (a)	127,200	4,014,432
Reddy Ice Holdings, Inc.	185,400	3,802,554
TreeHouse Foods, Inc. (a)	92,100	2,475,648
United Natural Foods, Inc. (a)	153,200	5,417,152
		23,948,257
Health Care Equipment & Supplies - 3.0%
IntraLase Corp (a)	196,000	2,883,160
Sybron Dental Specialties, Inc. (a)	104,900	4,361,742
Wright Medical Group, Inc. (a)	134,500	3,319,460
		10,564,362
Health Care Providers & Services - 2.5%
Dendrite International, Inc. (a)	238,900	4,799,501
PSS World Medical, Inc. (a)	314,100	4,190,094
		8,989,595
Hotels, Restaurants & Leisure - 5.6%
Buffalo Wild Wings Inc. (a)	52,300	1,385,950
Landry's Restaurants, Inc.	129,000	3,779,700
La Quinta Corp. - Paired (a) (b)	430,000	3,736,700
LIFE TIME FITNESS, Inc. (a)	152,700	5,060,478
P.F. Chang's China Bistro, Inc. (a)	61,000	2,734,630
Rare Hospitality International, Inc. (a)	123,500	3,173,950
		19,871,408
Household Durables - 1.9%
La-Z-Boy Incorporated	190,900	2,517,971
Levitt Corp. - Class A	130,000	2,982,200
Tempur-Pedic International Inc. (a)	103,500	1,225,440
		6,725,611
Insurance - 3.1%
Argonaut Group, Inc. (a)	177,725	4,800,352
Max Re Capital Ltd. (c)	146,000	3,619,340
Republic Companies Group, Inc.	203,400	2,575,044
		10,994,736
Internet & Catalog Retail - 1.0%
Blue Nile, Inc. (a)	113,700	3,597,468

Leisure Equipment & Products - 1.8%
Arctic Cat, Inc.	132,000	2,711,280
The Nautilus Group, Inc.	170,700	3,767,349
		6,478,629
Machinery - 2.9%
Albany International Corp. - Class A	105,000	3,871,350
Reliance Steel & Aluminum Co.	63,550	3,363,701
Watts Water Technologies, Inc. - Class A	100,600	2,902,310
		10,137,361
Marine - 1.0%
Kirby Corporation (a)	73,800	3,647,934

Media - 1.7%
Entravision Communications Corporation- Class A (a)	440,300	3,465,161
Gray Television, Inc.	259,200	2,744,928
		6,210,089
Metals & Mining - 2.3%
Allegheny Technologies, Inc.	180,000	5,576,400
Earle M. Jorgensen Company (a)	272,800	2,599,784
		8,176,184
Oil & Gas Drilling - 1.6%
Todco - Class A	139,300	5,810,203

Oil & Gas Exploration & Production Companies - 9.4%
Cabot Oil & Gas Corporation	101,250	5,114,137
Denbury Resources Inc. (a)	132,100	6,663,124
Encore Acquisition Company (a)	150,000	5,827,500
Petrohawk Energy Corporation (a)	287,753	4,146,521
Range Resources Corporation	148,100	5,718,141
St. Mary Land & Exploration Company	160,000	5,856,000
		33,325,423
Pharmaceuticals - 1.2%
Bentley Pharmaceuticals, Inc. (a)	352,600	4,213,570

Poultry Slaughtering & Processing - 0.5%
Gold Kist, Inc. (a)	83,400	1,630,470

Real Estate - 1.2%
FelCor Lodging Trust, Inc. (a)	290,000	4,393,500

Semiconductor & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc. (a)	254,200	2,735,192
FormFactor, Inc. (a)	140,000	3,194,800
		5,929,992
Software - 5.3%
Captiva Software Corporation (a)	309,900	5,565,804
Embarcadero Technologies, Inc. (a)	128,900	868,786
Micromuse Inc. (a)	646,200	5,092,056
ScanSoft, Inc. (a)	787,900	4,199,507
SERENA Software, Inc. (a)	158,700	3,162,891
		18,889,044
Specialty Retail - 7.1%
Charming Shoppes, Inc. (a)	293,200	3,128,444
GameStop Corporation - Class A (a)	129,000	4,059,630
Jos. A. Bank Clothiers, Inc. (a)	106,475	4,601,850
The Pantry, Inc. (a)	145,600	5,441,072
The Sports Authority, Inc. (a)	111,600	3,285,504
Tractor Supply Company (a)	103,900	4,743,035
		25,259,535
Thrifts & Mortgage Finance - 0.4%
City Bank	44,255	1,514,849

Trading Companies & Distributors - 1.3%
Hughes Supply, Inc.	140,000	4,564,000

Wireless Telecommunication Services - 1.6%
SBA Communications Corporation - Class A (a)	376,900	5,823,105

TOTAL COMMON STOCKS
(Cost $234,863,567)		343,349,031

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
Columbia Money Market Reserves Fund - Capital Shares	10,272,937	10,272,937
Dreyfus Cash Management Fund - Investor Shares	6,087,836	6,087,836

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,360,773)		16,360,773

Total Investments - 100.9%
(Cost $251,224,340)		359,709,804

Liabilities in Excess of Other Assets - (0.9)%		-3,157,453
TOTAL NET ASSETS - 100.0%		$356,552,351

(a) Non-income producing security.
(b) Security represents equal ownership of La Quinta
Properties, Inc - Class B and LaQuinta
Corp. common stock.
(c) Dollar-denominated foreign security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM Equity Fund
Schedule of Investments
September 30, 2005 (Unaudited)
	Shares	Value
COMMON STOCKS - 92.6%
Aerospace & Defense - 6.3%
Honeywell International Inc.	24,000	$900,000
Raytheon Company	22,000	836,440
Rockwell Collins, Inc.	13,000	628,160
United Technologies Corporation	10,000	518,400
		2,883,000
Beverages - 3.2%
The Coca-Cola Company	14,000	604,660
PepsiCo, Inc.	15,000	850,650
		1,455,310
Building Products - 0.9%
American Standard Companies Inc.	9,100	423,605

Chemicals - 1.7%
Air Products and Chemicals, Inc.	7,000	385,980
E. I. du Pont de Nemours & Company	10,000	391,700
		777,680
Commercial Banks - 6.5%
Bank of America Corporation	20,000	842,000
Compass Bancshares, Inc.	11,900	545,377
Cullen/Frost Bankers, Inc.	13,000	641,420
The South Financial Group, Inc.	20,000	536,800
Wells Fargo & Company	7,000	409,990
		2,975,587
Commercial Services & Supplies - 2.5%
Allied Waste Industries, Inc. (a)	59,000	498,550
Waste Management, Inc.	22,000	629,420
		1,127,970
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	25,000	448,250
Motorola, Inc.	34,000	751,060
		1,199,310
Computers & Peripherals - 3.6%
Dell, Inc. (a)	15,000	513,000
EMC Corporation (a)	40,000	517,600
International Business Machines Corporation	8,000	641,760
		1,672,360
Construction & Engineering - 1.2%
Chicago Bridge & Iron Company N.V. - NY Shares (b)	18,000	559,620

Containers & Packaging - 2.2%
Temple-Inland Inc.	25,000	1,021,250

Diversified Financial Services - 1.5%
Citigroup Inc.	5,500	250,360
JPMorgan Chase & Co.	13,000	441,090
		691,450
Diversified Telecommunication Services - 3.9%
ALLTEL Corporation	7,000	455,770
SBC Communications, Inc.	30,000	719,100
Verizon Communications Inc.	18,500	604,765
		1,779,635
Energy Equipment & Services - 0.8%
Noble Corporation (b)	5,700	390,222

Food & Staples Retailing - 1.0%
CVS Corporation	16,000	464,160

Food Products - 1.0%
McCormick & Company, Incorporated (c)	14,600	476,398

Health Care Equipment & Supplies - 3.5%
Alcon, Inc. (b)	4,800	613,824
Becton, Dickinson & Company	6,700	351,281
Fisher Scientific International Inc. (a)	10,000	620,500
		1,585,605
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corporation (a)	7,000	350,700

Household Products - 3.2%
Kimberly-Clark Corporation	11,500	684,595
The Procter & Gamble Company	13,000	772,980
		1,457,575
Industrial Conglomerates - 1.8%
General Electric Company	24,000	808,080

Insurance - 3.2%
American International Group, Inc.	9,000	557,640
Genworth Financial Inc. - Class A	12,000	386,880
Prudential Financial, Inc.	8,000	540,480
		1,485,000
Internet & Catalog Retail - 0.9%
eBay Inc. (a)	10,000	412,000

Investment Bank & Brokerage - 0.7%
Morgan Stanley	5,700	307,458

IT Services - 1.1%
Accenture Ltd.- Class A (b)	20,000	509,200

Leisure Equipment & Products - 0.8%
Eastman Kodak Company	15,000	364,950

Media - 4.8%
Clear Channel Communications, Inc.	20,000	657,800
Gannett Co., Inc.	9,500	653,885
Time Warner Inc.	32,000	579,520
Viacom Inc. - Class B (c)	8,900	293,789
		2,184,994
Multiline Retail - 0.8%
Kohl's Corporation (a)	7,500	376,350

Oil & Gas Exploration & Production Companies - 7.6%
Anadarko Petroleum Corporation	7,000	670,250
Burlington Resources Inc.	8,000	650,560
EOG Resources, Inc.	7,000	524,300
Kerr-McGee Corporation	6,313	613,055
Noble Energy, Inc.	10,000	469,000
XTO Energy, Inc.	12,000	543,840
		3,471,005
Paper & Forest Products - 1.0%
International Paper Company	15,000	447,000

Petroleum Refining - 1.4%
Exxon Mobil Corporation	10,000	635,400

Pharmaceuticals - 6.0%
Abbott Laboratories	18,000	763,200
Pfizer Inc.	26,000	649,220
Schering-Plough Corporation	45,000	947,250
Teva Pharmaceutical Industries, Ltd. - ADR (b)	11,000	367,620
		2,727,290
Semiconductor & Semiconductor Equipment - 3.9%
ATI Technologies Inc. (a) (b)	32,000	446,080
Intel Corporation	20,000	493,000
Texas Instruments, Incorporated	25,000	847,500
		1,786,580
Software - 5.0%
Electronic Arts Inc. (a)	6,100	347,029
Microsoft Corporation	15,000	385,950
Oracle Corporation (a)	50,000	619,500
Symantec Corporation (a)	41,080	930,873
		2,283,352
Software & Services - 0.7%
BEA Systems, Inc. (a)	37,500	336,750

Specialty Retail - 6.5%
The Home Depot, Inc.	20,000	762,800
PETsMART, Inc.	31,000	675,180
RadioShack Corporation	33,000	818,400
Tiffany & Co.	18,000	715,860
		2,972,240
TOTAL COMMON STOCKS
(Cost $34,586,136)		42,399,086

SHORT-TERM INVESTMENTS - 8.3%
Money Market Funds - 8.3%
Columbia Money Market Reserves Fund - Capital Shares	1,261,428	1,261,428
Dreyfus Cash Management Fund - Investor Shares	1,264,868	1,264,868
Federated Treasury Obligations Fund - Institutional Shares	1,265,612	1,265,612

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,791,908)		3,791,908

Total Investments - 100.9%
(Cost $38,378,044)		46,190,994

Liabilities in Excess of Other Assets - (0.9)%		-433,547
TOTAL NET ASSETS - 100.0%		$45,757,447

ADR American Depository Receipt.
(a) Non-income producing security.
(b) Dollar-denominated foreign security.
(c) Non-voting shares.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM Balanced Fund
Schedule of Investments
September 30, 2005 (Unaudited)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 70.3%
Aerospace & Defense - 3.2%
General Dynamics Corporation	700	$83,685
Raytheon Company	3,132	119,079
United Technologies Corporation	2,000	103,680
		306,444
Asset Management - 2.4%
The Bank of New York Company, Inc.	4,000	117,640
Mellon Financial Corporation	3,440	109,977
		227,617
Auto Components - 0.8%
Gentex Corporation	4,400	76,560

Beverages - 2.3%
The Coca-Cola Company	2,300	99,337
PepsiCo, Inc.	2,200	124,762
		224,099
Biotechnology - 1.4%
Serologicals Corporation (a)	6,000	135,360

Building Products - 1.0%
American Standard Companies Inc.	2,000	93,100

Chemicals - 2.0%
Air Products and Chemicals, Inc.	1,800	99,252
E.I. du Pont de Nemours & Company	2,400	94,008
		193,260
Commercial Banks - 5.0%
Bank of America Corporation	2,500	105,250
Cullen/Frost Bankers, Inc.	2,600	128,284
The South Financial Group, Inc.	4,300	115,412
Wells Fargo & Company	2,200	128,854
		477,800
Commercial Services & Supplies - 2.1%
H&R Block, Inc.	4,200	100,716
Waste Management, Inc.	3,500	100,135
		200,851
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	3,900	69,927
Harris Corporation	3,800	158,840
Motorola, Inc.	4,500	99,405
		328,172
Computers & Peripherals - 2.1%
Dell, Inc. (a)	2,900	99,180
International Business Machines Corporation	1,300	104,286
		203,466
Construction & Engineering - 1.6%
Chicago Bridge & Iron Company N.V. - NY Shares (b)	4,900	152,341

Containers & Packaging - 1.4%
Temple-Inland, Inc.	3,300	134,805

Diversified Financial Services - 1.2%
Citigroup Inc.	2,566	116,804

Diversified Telecommunication Services - 2.9%
ALLTEL Corporation	1,600	104,176
SBC Communications, Inc.	3,800	91,086
Verizon Communications, Inc.	2,600	84,994
		280,256
Energy Equipment & Services - 2.5%
Noble Corporation (b)	1,500	102,690
Schlumberger Ltd. (b)	1,650	139,227
		241,917
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	2,500	109,550

Food Products - 1.1%
Kraft Foods, Inc. - Class A	3,300	100,947

Health Care Equipment & Supplies - 2.9%
Alcon, Inc. (b)	1,200	153,456
Medtronic, Inc.	2,300	123,326
		276,782
Health Care Providers & Services - 0.8%
Triad Hospitals, Inc. (a)	1,600	72,432

Household Products - 3.7%
Colgate-Palmolive Co.	2,500	131,975
Kimberly-Clark Corporation	1,700	101,201
The Procter & Gamble Company	2,100	124,866
		358,042
Industrial Conglomerates - 1.7%
General Electric Company	4,800	161,616

Insurance - 1.5%
Prudential Financial, Inc.	2,181	147,348

IT Services - 3.2%
Accenture Ltd. - Class A (b)	4,200	106,932
Automatic Data Processing, Inc.	2,200	94,688
First Data Corp.	2,600	104,000
		305,620
Media - 2.6%
Harte-Hanks, Inc.	3,000	79,290
Viacom Inc. - Class B (c)	2,887	95,300
The Walt Disney Company	3,000	72,390
		246,980
Oil & Gas Exploration & Production Companies - 4.0%
Anadarko Petroleum Corporation	1,300	124,475
EOG Resources, Inc.	1,800	134,820
XTO Energy, Inc.	2,766	125,355
		384,650
Paper & Forest Products - 1.0%
International Paper Company	3,200	95,360

Petroleum Refining - 2.3%
Chevron Corporation	995	64,406
Exxon Mobil Corporation	2,500	158,850
		223,256
Pharmaceuticals - 4.2%
Abbott Laboratories	2,100	89,040
Pfizer, Inc.	2,900	72,413
Schering-Plough Corporation	6,500	136,825
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,000	100,260
		398,538
Semiconductor & Semiconductor Equipment - 1.4%
Texas Instruments Incorporated	3,900	132,210

Software - 1.6%
Microsoft Corporation	3,100	79,763
Symantec Corporation (a)	3,372	76,410
		156,173
Specialty Retail - 1.8%
The Home Depot, Inc.	3,100	118,234
PETsMART, Inc.	2,300	50,094
		168,328
TOTAL COMMON STOCKS
(Cost $5,718,141)		6,730,684

CORPORATE BONDS - 27.1%
Aerospace & Defense - 2.4%
General Dynamics Corporation
4.50%, 08/15/2010	$100,000	99,456
Raytheon Company
6.00%, 12/15/2010	26,000	27,183
United Technologies Corporation
4.875%, 11/01/2006	100,000	100,614
		227,253
Asset Management - 1.0%
The Bank of New York Company, Inc.
3.90%, 09/01/2007	100,000	98,912

Building Products - 0.8%
Masco Corporation
5.75%, 10/15/2008	75,000	77,227

Commercial Banks - 0.9%
Bancwest Corp.
8.30%, 01/15/2011	75,000	85,956

Commercial Services & Supplies - 1.1%
Waste Management, Inc.
7.375%, 08/01/2010	100,000	110,078

Communications Equipment - 2.4%
Harris Corporation
6.35%, 02/01/2028	110,000	115,638
Motorola, Inc.
7.625%, 11/15/2010	100,000	113,296
		228,934
Computers & Peripherals - 0.5%
International Business Machines Corporation
4.375%, 06/01/2009	50,000	49,730

Consumer Finance - 1.1%
Pitney Bowes Credit Corp.
5.75%, 08/15/2008	100,000	103,396

Diversified Financial Services - 2.2%
CIT Group Inc.
6.875%, 11/01/2009	100,000	107,682
Citigroup Inc.
4.25%, 07/29/2009	100,000	98,680
		206,362
Diversified Telecommunication Services - 1.0%
BellSouth Corporation
5.00%, 10/15/2006	100,000	100,505

Electric Utilities - 1.0%
FPL Group Capital, Inc.
3.25%, 04/11/2006	100,000	99,438

Electrical Equipment - 1.1%
Emerson Electric Co.
5.85%, 03/15/2009	100,000	103,879

Food & Staples Retailing - 1.7%
CVS Corporation
3.875%, 11/01/2007	85,000	83,705
Wal-Mart Stores, Inc.
5.45%, 08/01/2006	75,000	75,614
		159,319
Investment Bank & Brokerage - 2.2%
Lehman Brothers Holdings, Inc.
8.25%, 06/15/2007	100,000	105,704
Morgan Stanley Group, Inc.
6.875%, 03/01/2007	100,000	102,976
		208,680
IT Services - 1.0%
First Data Corp.
4.70%, 11/01/2006	100,000	100,093

Multiline Retail - 0.7%
J.C. Penney Co., Inc.
6.50%, 12/15/2007	60,000	62,325

Multi-Utilities & Unregulated Power - 0.6%
Duke Energy Corp.
6.25%, 01/15/2012	50,000	53,264

Oil & Gas Exploration & Production Companies - 3.2%
Anadarko Petroleum Corporation
3.25%, 05/01/2008	100,000	96,658
Burlington Resources Finance Co. (b)
6.68%, 02/15/2011	100,000	108,344
EOG Resources, Inc.
6.50%, 12/01/2007	100,000	103,430
		308,432
Paper & Forest Products - 1.1%
Weyerhaeuser Co.
5.95%, 11/01/2008	100,000	103,696

Restaurants - 0.8%
McDonald's Corporation
6.00%, 04/15/2011	75,000	79,675

Software - 0.3%
Oracle Corporation
6.91%, 02/15/2007	25,000	25,744

TOTAL CORPORATE BONDS
(Cost $2,580,025)		2,592,898

U.S. GOVERNMENT & AGENCY ISSUES - 1.6%
U.S. Treasury Notes - 1.6%
3.00%, 12/31/2006	100,000	98,617
5.00%, 08/15/2011	50,000	51,971

TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $152,992)		150,588

SHORT-TERM INVESTMENTS - 0.7%
Money Market Fund - 0.7%
Columbia Money Market Reserves Fund- Capital Shares	71,214	71,214

TOTAL SHORT-TERM INVESTMENTS
(Cost $71,214)		71,214

Total Investments - 99.7%
(Cost $8,522,372)		9,545,384
Other Assets in Excess of Liabilities - 0.3%		33,478
TOTAL NET ASSETS - 100.0%		$9,578,862

ADR American Depository Receipt.
(a) Non-income producing security.
(b) Dollar-denominated foreign security.
(c) Non-voting shares.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM Fixed Income Fund
Schedule of Investments
September 30, 2005 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 77.6%
Aerospace & Defense - 2.5%
Lockheed Martin Corp.
8.20%, 12/01/2009	$820,000	$927,865
Raytheon Company
6.00%, 12/15/2010	306,000	319,916
United Technologies Corporation:
4.875%, 11/01/2006	1,040,000	1,046,388
7.125%, 11/15/2010	250,000	277,799
		2,571,968
Asset Management - 2.3%
The Bank of New York Company Inc.
5.20%, 07/01/2007	1,000,000	1,010,679
Mellon Funding Corporation
6.40%, 05/14/2011	1,292,000	1,393,689
		2,404,368
Beverages - 1.8%
Anheuser-Busch Cos., Inc.
Callable 1/15/2006
5.75%, 01/15/2011	588,000	589,334
PepsiCo, Inc.:
3.20%, 05/15/2007	500,000	490,560
5.75%, 01/15/2008	730,000	748,297
		1,828,191
Building Products - 1.5%
Masco Corporation
6.75%, 03/15/2006	1,500,000	1,515,243

Chemicals - 2.6%
E.I. du Pont de Nemours & Company
4.125%, 04/30/2010	750,000	735,295
Lubrizol Corp.
5.50%, 10/01/2014	1,400,000	1,407,381
Praxair, Inc.
6.90%, 11/01/2006	552,000	565,004
		2,707,680
Commercial Banks - 2.4%
Bank of America Corporation
6.375%, 02/15/2008	350,000	363,625
SunTrust Banks, Inc.
6.25%, 06/01/2008	811,000	843,717
Wells Fargo Financial, Inc.
6.125%, 02/15/2006	1,231,000	1,238,333
		2,445,675
Commercial Services & Supplies - 4.0%
Allied Waste Industries, Inc.
5.75%, 02/15/2011	1,000,000	937,500
Block Financial Corp.
8.50%, 04/15/2007	490,000	517,025
Ingersoll-Rand Company Ltd. (b)
6.25%, 05/15/2006	390,000	394,449
International Lease Finance Corporation
6.375%, 03/15/2009	700,000	733,904
Pitney Bowes Inc.
3.875%, 06/15/2013	400,000	375,662
Waste Management, Inc.
7.375%, 08/01/2010	1,049,000	1,154,717
		4,113,257
Communications Equipment - 1.6%
Motorola, Inc.
7.625%, 11/15/2010	1,500,000	1,699,446

Computers & Peripherals - 3.5%
Dell, Inc.
6.55%, 04/15/2008	1,000,000	1,042,863
Hewlett-Packard Company:
3.375%, 12/15/2005	300,000	299,600
5.50%, 07/01/2007	1,500,000	1,523,577
International Business Machines Corporation
4.875%, 10/01/2006	750,000	753,450
		3,619,490
Consumer Finance - 5.9%
American Express Credit Corporation (a)
2.70%, 03/30/2006	1,000,000	1,000,433
American General Finance Corporation
5.875%, 12/15/2005	200,000	200,666
Capital One Bank:
6.875%, 02/01/2006	1,215,000	1,224,616
5.125%, 02/15/2014	700,000	690,769
General Electric Capital Corporation
6.80%, 11/01/2005	2,000,000	2,004,132
Pitney Bowes Credit Corp.
5.75%, 08/15/2008	1,000,000	1,033,956
		6,154,572
Containers & Packaging - 1.4%
Packaging Corp of America
5.75%, 08/01/2013 (c)	1,500,000	1,453,388

Diversified Financial Services - 1.2%
Citicorp
7.00%, 07/01/2007	1,157,000	1,203,278

Diversified Telecommunication Services - 3.1%
GTE Florida, Inc.
6.25%, 11/15/2005	1,080,000	1,082,701
SBC Communications Inc.
5.75%, 05/02/2006	1,500,000	1,511,400
Verizon Global Funding Corp.
6.75%, 12/01/2005	650,000	652,809
		3,246,910
Electric Utilities - 3.4%
Progress Energy, Inc.
5.85%, 10/30/2008	1,000,000	1,027,473
Southern Company Capital Funding, Inc.
5.30%, 02/01/2007	1,000,000	1,008,362
TXU Corp.
6.375%, 06/15/2006	1,520,000	1,544,122
		3,579,957
Electrical Equipment - 2.3%
Emerson Electric Co.:
6.30%, 11/01/2005	500,000	500,681
5.00%, 10/15/2008	850,000	860,893
5.85%, 03/15/2009	1,025,000	1,064,763
		2,426,337
Energy Equipment & Services - 0.9%
Baker Hughes Incorporated
6.00%, 02/15/2009	857,000	892,139

Food & Staples Retailing - 1.5%
CVS Corporation
3.875%, 11/01/2007	535,000	526,850
Wal-Mart Stores, Inc.
5.45%, 08/01/2006	1,000,000	1,008,185
		1,535,035
Food Products - 1.0%
The Hershey Company
4.85%, 08/15/2015	1,000,000	1,000,330

Health Care Providers & Services - 0.2%
HCA, Inc.
5.25%, 11/06/2008	160,000	157,988

Household Products - 1.5%
Kimberly-Clark Corporation:
7.10%, 08/01/2007	500,000	522,323
5.625%, 02/15/2012	1,000,000	1,050,846
		1,573,169
Industrial Conglomerates - 1.8%
Tyco International Group SA (b):
6.375%, 02/15/2006	1,500,000	1,510,150
6.125%, 11/01/2008	254,000	263,283
6.00%, 11/15/2013	140,000	148,133
		1,921,566
Investment Bank & Brokerage - 4.8%
First Chicago Corporation
6.375%, 01/30/2009	1,000,000	1,055,567
Lehman Brothers Holdings, Inc.
8.25%, 06/15/2007	1,000,000	1,057,037
Morgan Stanley:
6.30%, 01/15/2006	1,850,000	1,860,182
6.875%, 03/01/2007	1,000,000	1,029,759
		5,002,545
IT Services - 0.6%
First Data Corp.:
4.70%, 11/01/2006	235,000	235,218
6.375%, 12/15/2007	400,000	414,225
		649,443
Machinery - 1.0%
Dover Corporation
6.50%, 02/15/2011	925,000	1,000,298

Media - 1.5%
Clear Channel Communications, Inc.:
4.625%, 01/15/2008	725,000	718,028
7.65%, 09/15/2010	775,000	842,097
		1,560,125
Metals & Mining - 2.8%
Alcoa, Inc.:
4.25%, 08/15/2007	750,000	746,190
6.00%, 01/15/2012	1,075,000	1,138,942
Freeport-McMoRan Copper & Gold, Inc.
Callable 02/01/2007
10.125%, 02/01/2010	975,000	1,082,250
		2,967,382
Multiline Retail - 2.5%
Dollar General Corp.
8.625%, 06/15/2010	1,195,000	1,348,857
J.C. Penney Co. Inc.
6.50%, 12/15/2007	915,000	950,456
Target Corp.
6.35%, 01/15/2011	300,000	322,257
		2,621,570
Multi-Utilities & Unregulated Power - 1.0%
Duke Energy Corp.
6.25%, 01/15/2012	1,000,000	1,065,274

Oil & Gas Exploration & Production Companies - 6.4%
Burlington Resources Finance Co. (b)
6.68%, 02/15/2011	1,070,000	1,159,282
Devon Financing Corp. ULC
6.875%, 09/30/2011	1,000,000	1,100,576
EOG Resources, Inc.
6.50%, 12/01/2007	1,000,000	1,034,297
Kerr-McGee Corporation
6.875%, 09/15/2011	1,000,000	1,073,980
Union Pacific Resources Group Inc.
7.00%, 10/15/2006	1,250,000	1,276,155
XTO Energy, Inc.
6.25%, 04/15/2013	1,000,000	1,069,066
		6,713,356
Petroleum Refining - 1.0%
Conoco Inc.
6.35%, 04/15/2009	1,000,000	1,057,566

Real Estate - 2.7%
Camden Property Trust
7.00%, 11/15/2006	800,000	819,159
EOP Operating Limited Partnership
8.375%, 03/15/2006	2,000,000	2,034,870
		2,854,029
Restaurants - 1.0%
McDonald's Corporation
6.00%, 04/15/2011	1,000,000	1,062,333

Semiconductor & Semiconductor Equipment - 1.0%
Applied Materials, Inc.
6.75%, 10/15/2007	1,000,000	1,035,346

Software - 1.5%
Oracle Corporation
6.91%, 02/15/2007	1,550,000	1,596,105

Specialty Retail - 2.5%
The Home Depot, Inc.
4.625%, 08/15/2010	1,175,000	1,175,941
Lowe's Companies, Inc.
8.25%, 06/01/2010	1,225,000	1,410,262
		2,586,203
Trading Companies & Distributors - 0.9%
Hughes Supply, Inc.
5.50%, 10/15/2014	1,000,000	978,781

TOTAL CORPORATE BONDS
(Cost $81,194,673)		80,800,343

FIRST MORTGAGE BOND - 1.0%
Electric Utilities - 1.0%
PP&L, Inc.
6.55%, 03/01/2006	1,000,000	1,008,418

TOTAL FIRST MORTGAGE BOND
(Cost $995,374)		1,008,418

PREFERRED STOCKS - 1.9%
Investment Bank & Brokerage - 1.9%
The Goldman Sachs Group, Inc.	40,000	1,014,000
Merrill Lynch & Co., Inc.
Callable 11/28/2009	40,000	970,000

TOTAL PREFERRED STOCKS
(Cost $2,000,000)		1,984,000

U.S. GOVERNMENT & AGENCY ISSUES - 14.1%
Fannie Mae - 2.9%
Callable 5/19/2006
4.15%, 11/19/2007	1,000,000	993,099
Callable 2/10/2006
5.01%, 11/10/2010	1,000,000	996,241
Callable 2/10/2006
5.00%, 04/15/2015	1,000,000	1,030,544
		3,019,884
Federal Home Loan Bank - 1.0%
5.25%, 06/18/2014	1,000,000	1,045,981

Freddie Mac - 0.9%
Callable 12/28/2005
4.20%, 12/28/2007	1,000,000	993,515

U. S. Treasury Inflation Indexed Bond - 1.2%
3.375%, 01/15/2012	1,100,280	1,218,819

U.S. Treasury Notes - 8.1%
4.75%, 11/15/2008	1,000,000	1,016,368
5.75%, 08/15/2010	750,000	800,127
5.00%, 08/15/2011	1,000,000	1,039,415
4.875%, 02/15/2012	1,000,000	1,034,024
4.375%, 08/15/2012	1,000,000	1,006,211
4.75%, 05/15/2014	1,500,000	1,545,820
4.25%, 08/15/2014	1,000,000	994,063
4.00%, 02/15/2015	1,000,000	973,751
		8,409,779

TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $14,888,649)		14,687,978

SHORT-TERM INVESTMENTS - 8.0%
Commercial Paper - 3.3%
American General Finance Corporation
3.72%, 10/03/2005	1,500,000	1,499,690
Citigroup Inc.:
3.76%, 10/17/2005	1,000,000	998,329
3.75%, 11/03/2005	1,000,000	996,562
		3,494,581
Money Market Funds - 4.7%
Columbia Money Market Reserves Fund - Capital Shares	2,600,842	2,600,842
Dreyfus Cash Management Fund - Investor Shares	2,305,000	2,305,000
		4,905,842
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,400,423)		8,400,423

Total Investments - 102.6%
(Cost $107,479,119)		106,881,162

Liabilities in Excess of Other Assets - (2.6)%		-2,722,838
TOTAL NET ASSETS - 100.0%		$104,158,324

(a) Variable rate security.
(b) Dollar-denominated foreign security.
(c) 144A security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM International Fund
Schedule of Investments
September 30, 2005 (Unaudited)
	Shares	Value (US$)
COMMON STOCKS - 97.0%
AUSTRALIA - 2.9%
Beverages - 0.7%
Coca-Cola Amatil Limited	12,714	$76,682
Foster's Group Limited	25,316	112,537
		189,219
Diversified Operations - 0.6%
BHP Billiton Limited	4,691	79,584
Orica Limited	5,914	94,696
		174,280
Hotels, Restaurants & Leisure - 0.5%
TABCORP Holdings Limited	9,981	131,279

Insurance - 0.7%
Insurance Australia Group Limited	26,764	111,423
QBE Insurance Group Limited	7,203	102,594
		214,017
Metals & Mining - 0.4%
Alumina Limited	24,457	113,940
Total Australia		822,735

BELGIUM - 0.2%
Commercial Banks - 0.2%
KBC GROEP NV	692	56,035
Total Belgium		56,035

CHINA - 0.4%
Oil & Gas Exploration & Production Companies - 0.4%
China Petroleum and Chemical Corporation	264,000	120,638
Total China		120,638

DENMARK - 1.1%
Diversified Telecommunication Services - 0.9%
TDC A/S	4,701	252,901

Marine - 0.2%
AP Moller - Maersk A/S	5	51,059
Total Denmark		303,960

FINLAND - 2.1%
Wireless Telecommunication Services - 2.1%
Nokia Oyj	35,523	594,931
Total Finland		594,931

FRANCE - 9.7%
Beverages - 1.3%
Pernod Ricard SA	2,182	385,097

Chemicals - 0.2%
Rhodia SA (a)	25,136	51,338

Construction & Engineering - 0.5%
Vinci SA	1,618	139,280

Diversified Telecommunications - 1.8%
France Telecom SA	17,651	506,405

Electronic Equipment & Instruments - 1.4%
Schneider Electric SA	4,990	393,876

Food Products - 1.0%
Groupe Danone	2,618	281,977

Oil & Gas Exploration & Production Companies- 3.5%
Total SA	3,641	993,418
Total France		2,751,391

GERMANY - 12.0%
Automotive - 3.4%
Bayerische Motoren Werke (BMW) AG	9,398	440,233
Continental AG	2,400	196,879
DaimlerChrysler AG	6,317	335,070
		972,182
Chemicals - 1.8%
Bayer AG	14,053	516,298

Commercial Banks - 1.0%
Commerzbank AG	10,052	275,106

Electric Utilities - 3.2%
E.ON AG	9,674	890,285

Insurance - 2.6%
Allianz AG	5,491	741,501
Total Germany		3,395,372

HONG KONG - 1.4%
Commercial Banks - 0.5%
BOC Hong Kong (Holdings) Limited	73,000	146,119

Diversified Operations - 0.5%
Hutchison Whampoa Limited	12,000	123,959

Real Estate - 0.4%
Cheung Kong (Holdings) Limited	10,000	112,760
Total Hong Kong		382,838

ITALY - 1.9%
Commercial Banks - 1.9%
Capitalia S.p.A	98,920	540,741
Total Italy		540,741

JAPAN- 29.7%
Air Freight & Logistics - 0.5%
YAMATO HOLDINGS CO., LTD.	8,000	131,507

Automobiles - 2.0%
Toyota Motor Corporation	12,200	558,869

Chemicals - 0.5%
NITTO DENKO CORPORATION	2,700	151,989

Commercial Banks - 5.1%
The Chiba Bank, Ltd.	18,000	146,359
Mitsubishi UFJ Financial Group, Inc.	32	420,033
Mizuho Financial Group, Inc.	79	502,471
Sumitomo Mitsui Financial Group, Inc.	41	386,469
		1,455,332
Electronic Equipment & Instruments - 4.6%
FANUC LTD.	4,400	355,830
MURATA MANUFACTURING COMPANY, LTD.	8,700	485,143
SECOM CO., LTD.	3,000	144,298
Sumitomo Electric Industries, Ltd.	22,400	301,916
		1,287,187
Financial Services - 2.2%
Credit Saison Co., Ltd.	6,200	271,999
ORIX Corporation	2,000	361,186
		633,185
Insurance - 1.9%
Mitsui Sumitomo Insurance Company, Limited	47,000	544,051

Internet Software & Services - 0.5%
Yahoo Japan Corporation	64	76,986
Yahoo Japan Corporation W/I (a)	64	74,113
		151,099
Investment Bank & Brokerage - 0.8%
Nomura Holdings, Inc.	13,700	212,533

Machinery - 4.2%
Hitachi Construction Machinery Co., Ltd.	21,300	407,180
KOMATSU LTD.	11,000	149,813
Mitsubishi Heavy Industries, Ltd.	60,000	212,483
SMC CORPORATION	3,200	425,952
		1,195,428
Metals & Mining - 0.4%
NIPPON STEEL CORPORATION	33,000	123,843

Pharmaceuticals - 1.2%
Takeda Pharmaceutical Company Limited	5,900	351,354

Real Estate - 1.3%
Mitsubishi Estate Company Ltd.	14,000	192,151
Mitsui Fudosan Co., Ltd.	11,000	165,414
		357,565
Semiconductor & Semiconductor Equipment - 0.4%
Tokyo Electron Limited	1,900	100,929

Software - 0.4%
Trend Micro Incorporated	3,500	110,690

Trading Companies & Distributors - 2.8%
Marubeni Corporation	51,000	237,220
MITSUI & CO., LTD.	44,000	550,799
		788,019
Wireless Telecommunication Services - 0.9%
NTT DoCoMo, Inc.	141	250,910
Total Japan		8,404,490

MALAYSIA - 0.3%
Commercial Banks - 0.3%
Bumiputra-Commerce Holdings Bhd	56,000	83,415
Total Malaysia		83,415

NETHERLANDS - 0.7%
Air Freight & Logistics - 0.7%
TNT NV	8,336	207,010
Total Netherlands		207,010

NORWAY - 2.2%
Oil & Gas Exploration & Production Companies- 2.3%
Statoil ASA	25,700	637,508
Total Norway		637,508

SINGAPORE - 0.4%
Electronic Equipment & Instruments - 0.1%
Venture Corporation Limited	3,000	25,709

Real Estate - 0.3%
City Developments Limited	16,000	87,943
Total Singapore		113,652

SOUTH KOREA- 1.3%
Commercial Banks - 0.5%
Hana Bank	3,940	145,320

Electronic Equipment & Instruments - 0.8%
LG Electronics Inc.	1,890	126,564
Samsung Electronics Co., Ltd.	160	90,130
		216,694
Total South Korea		362,014

SWEDEN - 4.2%
Automotive - 1.2%
Volvo AB - B Shares	7,618	331,636

Machinery - 1.4%
Atlas Copco AB - A Shares	20,779	402,034

Wireless Telecommunication Services - 1.6%
Telefonaktiebolaget LM Ericsson - B Shares	124,742	455,351
Total Sweden		1,189,021

SWITZERLAND - 7.3%
Building Products - 1.2%
Holcim Ltd.	4,990	331,343

Commercial Banks - 2.1%
UBS AG	7,048	598,950

Commercial Services & Supplies - 0.7%
Adecco SA	4,192	191,399

Insurance - 1.3%
Zurich Financial Services AG	2,233	380,390

Pharmaceuticals - 2.0%
Roche Holding AG	4,085	567,431
Total Switzerland		2,069,513

UNITED KINGDOM - 19.2%
Airlines - 1.7%
British Airways plc (a)	94,198	486,143

Beverages - 1.0%
SABMiller plc	14,425	279,473

Commercial Banks - 3.2%
Standard Chartered plc	42,075	907,144

Diversifed Operations - 4.5%
BHP Billiton plc	32,935	531,837
Rolls-Royce Group plc	111,867	736,577
		1,268,414
Diversified Financial Services - 0.9%
Man Group plc	9,247	269,952

Hotels, Restaurants & Leisure - 0.8%
Carnival plc	4,243	219,237

Media - 0.8%
Reuters Group plc	33,401	220,367

Metals & Mining - 3.0%
Xstrata plc	33,034	855,477

Wireless Telecommunication Services - 3.3%
O2 plc	103,138	286,823
Vodafone Group plc	249,567	648,940
		935,763
Total United Kingdom		5,441,970

TOTAL COMMON STOCKS
(Cost $24,245,128)		27,477,234

PREFERRED STOCKS - 1.3%
GERMANY - 1.3%
Automotive - 1.3%
Porsche AG	486	373,046
Total Germany		373,046

TOTAL PREFERRED STOCKS
(Cost $337,110)		373,046

Total Investments - 98.3%
(Cost $24,582,238)		27,850,280

Other Assets in Excess of Liabilities - 1.7%		476,465
TOTAL NET ASSETS - 100.00%		$28,326,745

At September 30, 2005, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The contracts combined had net unrealized appreciation of $3,527 as of September 30, 2005. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		Sept. 30, 2005	be Received		Sept. 30, 2005
10/24/2005	881,074	USD	881,074	1,150,000	AUD	$ 875,967
10/17/2005	1,590,000	EURO	1,912,040	1,946,111	USD	1,946,111
10/17/2005	768,907	USD	768,907	640,000	EURO	769,626
10/24/2005	1,357,602	USD	1,357,602	1,130,000	EURO	1,359,463
10/17/2005	1,946,111	USD	1,946,111	214,557,210	JPY	1,893,658
10/17/2005	86,983,840	JPY	767,710	768,907	USD	768,907
10/24/2005	97,089,200	JPY	857,645	881,074	USD	881,074
10/24/2005	769,349	KB	1,356,185	1,357,602	USD	1,357,602
10/31/2005	1,731,451	SF	1,341,607	1,340,000	USD	1,340,000
			$ 11,188,881			$ 11,192,408

AUD Australian Dollar
EURO Euro
JPY Japanese Yen
KB British Pound
SF Swiss Franc
USD U.S. Dollar

(a) Non-income producing security.
W/I When-issued security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM Aquinas Value Fund
Schedule of Investments
September 30, 2005 (Unaudited)
	Shares	Value
COMMON STOCKS - 95.3%
Aerospace & Defense - 3.6%
General Dynamics Corporation	4,700	$561,885
Honeywell International Inc.	21,440	804,000
United Technologies Corporation	4,000	207,360
		1,573,245
Beverages - 2.5%
The Coca-Cola Company	15,000	647,850
PepsiCo, Inc.	7,660	434,399
		1,082,249
Biotechnology - 3.0%
Genzyme Corporation (a)	7,800	558,792
Serologicals Corporation (a)	32,500	733,200
		1,291,992
Building Products - 3.2%
American Standard Companies Inc.	15,000	698,250
Masco Corporation	22,500	690,300
		1,388,550
Capital Markets - 5.3%
The Goldman Sachs Group, Inc.	10,000	1,215,800
Morgan Stanley	20,000	1,078,800
		2,294,600
Chemicals - 4.9%
The Dow Chemical Company	16,000	666,720
Monsanto Company	6,400	401,600
Praxair, Inc.	22,080	1,058,294
		2,126,614
Commercial Banks - 4.0%
Bank of America Corporation	26,544	1,117,502
The South Financial Group, Inc.	22,500	603,900
		1,721,402
Computers & Peripherals - 2.5%
International Business Machines Corporation	13,550	1,086,981

Construction & Engineering - 1.6%
Chicago Bridge & Iron Company N.V. - NY Shares (b)	22,500	699,525

Diversified Financial Services - 5.0%
Citigroup Inc.	29,487	1,342,248
JPMorgan Chase & Co.	25,000	848,250
		2,190,498
Diversified Telecommunication Services - 3.0%
ALLTEL Corporation	6,400	416,704
BellSouth Corporation	15,500	407,650
Verizon Communications Inc.	15,000	490,350
		1,314,704
Energy Equipment & Services - 1.3%
Hanover Compressor Company (a)	40,000	554,400

Food Products - 1.7%
General Mills, Inc.	15,000	723,000

Health Care Equipment & Supplies - 2.9%
Baxter International Inc.	31,740	1,265,474

Health Care Providers & Services - 2.9%
UnitedHealth Group Incorporated	8,600	483,320
WellPoint Inc. (a)	10,200	773,364
		1,256,684
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corporation	19,600	656,404

Household Durables - 2.2%
Fortune Brands, Inc.	4,000	325,320
Newell Rubbermaid Inc.	28,200	638,730
		964,050
Household Products - 1.1%
Kimberly-Clark Corporation	7,890	469,692

Industrial Conglomerates - 5.0%
3M Co.	9,000	660,240
General Electric Company	20,000	673,400
Tyco International Ltd. (b)	30,000	835,500
		2,169,140
Insurance - 6.5%
The Allstate Corporation	8,200	453,378
American International Group, Inc.	15,000	929,400
Genworth Financial Inc. - Class A	20,000	644,800
Lincoln National Corporation	15,000	780,300
		2,807,878
IT Services - 2.9%
Accenture Ltd. - Class A (b)	25,000	636,500
Computer Sciences Corporation (a)	12,900	610,299
		1,246,799
Leisure Equipment & Products - 1.5%
Eastman Kodak Company	27,500	669,075

Machinery - 2.0%
Caterpillar Inc.	15,000	881,250

Media - 3.7%
Gannett Co., Inc.	10,000	688,300
Viacom Inc. - Class B (c)	7,700	254,177
The Walt Disney Company	27,120	654,406
		1,596,883
Multiline Retail - 1.0%
J.C. Penney Company, Inc.	4,000	189,680
Target Corporation	5,000	259,650
		449,330
Multi-Utilities & Unregulated Power - 1.7%
Duke Energy Corporation	25,200	735,084

Oil & Gas Exploration & Production Companies - 10.3%
Apache Corporation	9,550	718,351
Burlington Resources Inc.	6,800	552,976
Chevron Corporation	21,926	1,419,270
ConocoPhillips	16,660	1,164,700
Devon Energy Corporation	8,900	610,896
		4,466,193
Paper & Forest Products - 1.2%
International Paper Company	17,500	521,500

Petroleum Refining - 2.2%
Exxon Mobil Corporation	15,400	978,516

Specialty Retail - 3.7%
The Home Depot, Inc.	6,900	263,166
PETsMART, Inc.	40,000	871,200
Ross Stores, Inc.	20,000	474,000
		1,608,366
Wireless Telecommunication Services - 1.4%
America Movil S.A. de C.V. - ADR (b)	22,800	600,096

TOTAL COMMON STOCKS		41,390,174
(Cost $35,185,813)

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
Columbia Money Market Reserves Fund - Capital Shares	1,256,768	1,256,768
Dreyfus Cash Management Fund - Investor Shares	863,040	863,040

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,119,808)		2,119,808

Total Investments - 100.2%
(Cost $37,305,621)		43,509,982

Liabilities in Excess of Other Assets - (0.2)%		(81,849)
TOTAL NET ASSETS - 100.0%		$43,428,133

ADR American Depository Receipt.
(a) Non-income producing security.
(b) Dollar-denominated foreign security.
(c) Non-voting shares.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM Aquinas Growth Fund
Schedule of Investments
September 30, 2005 (Unaudited)
	Shares	Value
COMMON STOCKS - 94.6%
Aerospace & Defense - 4.0%
Rockwell Collins, Inc.	32,000	$1,546,240
Teledyne Technologies Incorporated (a)	45,400	1,564,938
		3,111,178
Air Freight & Logistics - 1.7%
FedEx Corp.	15,000	1,306,950

Beverages - 1.4%
PepsiCo, Inc.	20,000	1,134,200

Biotechnology - 1.4%
Amgen Inc. (a)	14,000	1,115,380

Building Products - 2.0%
American Standard Companies Inc.	34,000	1,582,700

Capital Markets - 1.9%
Lehman Brothers Holdings Inc.	13,000	1,514,240

Chemicals - 3.0%
Air Products and Chemicals, Inc.	16,000	882,240
Praxair, Inc.	30,000	1,437,900
		2,320,140
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	60,000	1,075,800
Corning Incorporated (a)	55,000	1,063,150
Motorola, Inc.	50,000	1,104,500
		3,243,450
Computers & Peripherals - 3.7%
Apple Computer, Inc. (a)	30,000	1,608,300
EMC Corporation (a)	100,000	1,294,000
		2,902,300
Construction & Engineering - 2.4%
Chicago Bridge & Iron Company N.V. - NY Shares (b)	60,000	1,865,400

Consumer Finance - 1.5%
American Express Company	20,000	1,148,800

Diversified Telecommunication Services - 1.8%
Sprint Nextel Corporation	60,000	1,426,800

Electric Utilities - 5.8%
Consolidated Edison, Inc.	47,200	2,291,560
The Southern Company	62,100	2,220,696
		4,512,256
Food & Staples Retailing - 3.6%
CVS Corporation	48,000	1,392,480
United Natural Foods, Inc. (a)	40,000	1,414,400
		2,806,880
Food Products - 1.8%
Wm. Wrigley Jr. Company	20,000	1,437,600

Health Care Equipment & Supplies - 4.0%
Alcon, Inc. (b)	13,000	1,662,440
Sybron Dental Specialties, Inc. (a)	35,000	1,455,300
		3,117,740
Health Care Providers & Services - 3.0%
UnitedHealth Group Incorporated	42,200	2,371,640

Hotels, Restaurants & Leisure - 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	20,000	1,143,400

Insurance - 5.6%
The Allstate Corporation	30,000	1,658,700
Genworth Financial Inc. - Class A	50,000	1,612,000
Prudential Financial, Inc.	17,000	1,148,520
		4,419,220
Internet & Catalog Retail - 1.6%
eBay Inc. (a)	30,000	1,236,000

Internet Software & Services - 1.7%
Yahoo! Inc. (a)	40,000	1,353,600

Oil & Gas Exploration & Production Companies - 13.3%
Burlington Resources Inc.	20,000	1,626,400
Chevron Corporation	30,000	1,941,900
Devon Energy Corporation	35,000	2,402,400
Occidental Petroleum Corporation	19,400	1,657,342
Sunoco, Inc.	35,000	2,737,000
		10,365,042
Personal Products - 1.7%
Avon Products, Inc.	50,000	1,350,000

Pharmaceuticals - 1.9%
Abbott Laboratories	34,400	1,458,560

Semiconductor & Semiconductor Equipment - 3.6%
Intel Corporation	64,650	1,593,623
Texas Instruments Incorporated	35,000	1,186,500
		2,780,123
Software - 4.9%
Captiva Software Corporation (a)	50,000	898,000
Microsoft Corporation	61,100	1,572,103
Symantec Corporation (a)	60,000	1,359,600
		3,829,703
Specialty Retail - 8.6%
Chico's FAS, Inc. (a)	50,000	1,840,000
The Home Depot, Inc.	59,000	2,250,260
Tractor Supply Company (a)	25,000	1,141,250
Urban Outfitters, Inc. (a)	50,000	1,470,000
		6,701,510
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. - Class B	20,000	1,633,600

Wireless Telecommunication Services - 1.0%
SBA Communications Corporation - Class A (a)	50,000	772,500

TOTAL COMMON STOCKS
(Cost $69,424,450)		73,960,912

SHORT-TERM INVESTMENTS - 12.9%
Money Market Funds - 12.9%
Columbia Money Market Reserves Fund- Capital Shares	2,270,430	2,270,430
Dreyfus Cash Management Fund - Investor Shares	2,251,975	2,251,975
Federated Treasury Obligations Fund - Institutional Shares	2,258,624	2,258,624
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares	2,250,000	2,250,000
SEI Daily Income Trust Government Fund - Class B	1,050,446	1,050,446

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,081,475)		10,081,475

Total Investments - 107.5%
(Cost $79,505,925)		84,042,387

Liabilities in Excess of Other Assets - (7.5)%		(5,883,387)
TOTAL NET ASSETS - 100.0%		$78,159,000

(a) Non-income producing security.
(b) Dollar-denominated foreign security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM Aquinas Small Cap Fund
Schedule of Investments
September 30, 2005 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 4.9%
Aviall, Inc. (a)	2,300	$77,694
DRS Technologies, Inc.	1,500	74,040
SI International Inc. (a)	3,500	108,395
Teledyne Technologies Incorporated (a)	3,200	110,304
		370,433
Biotechnology - 1.0%
Serologicals Corporation (a)	3,500	78,960

Capital Markets - 1.6%
Greenhill & Co., Inc.	2,800	116,732

Commercial Banks - 0.8%
First State Bancorporation	2,700	57,213

Commercial Services & Supplies - 14.9%
Airgas, Inc.	2,300	68,149
American Ecology Corporation	5,400	105,948
Asset Acceptance Capital Corp. (a)	5,100	152,847
Bright Horizons Family Solutions, Inc. (a)	1,800	69,120
The Corporate Executive Board Company	1,400	109,172
Labor Ready, Inc. (a)	4,300	110,295
Laureate Education Inc. (a)	1,700	83,249
Mobile Mini, Inc. (a)	2,900	125,715
Monster Worldwide Inc. (a)	3,100	95,201
Portfolio Recovery Associates, Inc. (a)	2,800	120,904
Universal Technical Institute Inc. (a)	2,200	78,342
		1,118,942
Communications Equipment - 1.3%
ADTRAN, Inc.	3,000	94,500

Computers & Peripherals - 1.4%
Komag, Incorporated (a)	3,200	102,272

Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	1,700	100,810

Electronic Equipment & Instruments - 3.7%
Anixter International, Inc.	2,000	80,660
Bell Microproducts Inc. (a)	6,200	62,186
Photon Dynamics, Inc. (a)	3,300	63,195
Veeco Instruments Inc. (a)	4,400	70,576
		276,617
Energy Equipment & Services - 4.8%
Atwood Oceanics, Inc. (a)	1,600	134,736
Hornbeck Offshore Services, Inc. (a)	4,800	175,824
Hydril (a)	200	13,728
Superior Well Services, Inc. (a)	1,500	34,650
		358,938
Food & Staples Retailing - 6.9%
Casey's General Stores, Inc.	3,500	81,200
Central European Distribution Corporation (a)	1,100	46,849
Longs Drug Stores Corporation	1,700	72,913
Performance Food Group Company (a)	2,600	82,056
Reddy Ice Holdings, Inc.	3,100	63,581
TreeHouse Foods, Inc. (a)	2,000	53,760
United Natural Foods, Inc. (a)	3,400	120,224
		520,583
Health Care Equipment & Supplies - 8.5%
ArthroCare Corporation (a)	3,500	140,770
Aspect Medical Systems, Inc. (a)	4,400	130,372
Hologic, Inc. (a)	2,000	115,500
IntraLase Corp (a)	5,600	82,376
Merit Medical Systems, Inc. (a)	1,000	17,740
Symmetry Medical Inc. (a)	6,400	151,680
		638,438
Health Care Providers & Services - 4.1%
Covance Inc. (a)	2,700	129,573
Dendrite International, Inc. (a)	200	4,018
HealthExtras, Inc. (a)	3,600	76,968
Psychiatric Solutions, Inc. (a)	1,800	97,614
		308,173
Hotels, Restaurants & Leisure - 3.1%
Landry's Restaurants, Inc.	2,300	67,390
LIFE TIME FITNESS, Inc. (a)	3,200	106,048
P.F. Chang's China Bistro, Inc. (a)	1,400	62,762
		236,200
Household Durables - 1.3%
La-Z-Boy Incorporated	4,200	55,398
Tempur-Pedic International Inc. (a)	3,700	43,808
		99,206
Insurance - 1.8%
Max Re Capital Ltd. (b)	3,100	76,849
Republic Companies Group, Inc.	4,400	55,704
		132,553
IT Services - 2.8%
Euronet Worldwide, Inc. (a)	5,000	147,950
SRA International, Inc. - Class A (a)	1,800	63,864
		211,814
Machinery - 2.9%
Axsys Technologies, Inc. (a)	3,200	62,752
Bucyrus International, Inc. - Class A	1,900	93,347
Watts Water Technologies, Inc. - Class A	2,200	63,470
		219,569
Marine - 1.1%
Kirby Corporation (a)	1,600	79,088

Metals & Mining - 1.8%
Allegheny Technologies, Inc.	2,500	77,450
Earle M. Jorgensen Company (a)	5,900	56,227
		133,677
Oil & Gas Drilling - 1.0%
Todco - Class A (a)	1,800	75,078

Oil & Gas Exploration & Production Companies - 7.3%
Bill Barrett Corporation (a)	2,100	77,322
Denbury Resources Inc. (a)	1,800	90,792
Encore Acquisition Company (a)	2,400	93,240
Quicksilver Resources, Inc. (a)	2,100	100,359
Range Resources Corporation	2,600	100,386
St. Mary Land & Exploration Company	2,300	84,180
		546,279
Pharmaceuticals - 1.1%
Bentley Pharmaceuticals, Inc. (a)	7,000	83,650

Real Estate - 1.7%
CB Richard Ellis Group, Inc. - Class A (a)	2,600	127,920

Semiconductor & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	5,700	61,332
Microsemi Corporation (a)	4,400	112,376
		173,708
Software - 3.5%
Embarcadero Technologies, Inc. (a)	9,300	62,682
Micromuse Inc. (a)	14,100	111,108
ScanSoft, Inc. (a)	17,100	91,143
		264,933
Specialty Retail - 4.6%
GameStop Corporation - Class A (a)	2,100	66,087
Jos. A. Bank Clothiers, Inc. (a)	1,700	73,474
The Pantry, Inc. (a)	2,900	108,373
Tractor Supply Company (a)	2,100	95,865
		343,799
Thrifts & Mortgage Finance - 0.5%
City Bank	1,200	41,076

Trading Companies & Distributors - 1.3%
Hughes Supply, Inc.	3,100	101,060

Water Utilities - 4.3%
Aqua America Inc.	4,500	171,090
Consolidated Water Co., Ltd. (b)	7,400	148,370
		319,460
Wireless Telecommunication Services - 1.0%
SBA Communications Corporation - Class A (a)	4,900	75,705

TOTAL COMMON STOCKS		7,407,386
(Cost $6,260,751)

SHORT-TERM INVESTMENTS - 1.6%
Money Market Fund - 1.6%
Columbia Money Market Reserves Fund - Capital Shares	116,245	116,245

TOTAL SHORT-TERM INVESTMENTS		116,245
(Cost $116,245)

Total Investments - 100.2%		7,523,631
(Cost $6,376,996)

Liabilities in Excess of Other Assets - (0.2)%		(13,984)

TOTAL NET ASSETS - 100.0%		$7,509,647

(a) Non-income producing security.
(b) Dollar-denominated foreign security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

LKCM Aquinas Fixed Income Fund
Schedule of Investments
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.3%
FedEx Corp.
Sinkable 1/15/06
Series 1981, Class C, 7.02%, 01/15/2016	$52,028	$56,135
Northwest Airlines Inc.
Series 2000-1, Class G, 8.072%, 04/01/2021	60,428	60,672
TOTAL ASSET BACKED SECURITIES
(Cost $121,885)		116,807

CORPORATE BONDS - 74.6%
Aerospace & Defense - 4.4%
The Boeing Company
Putable 8/15/2012
7.95%, 08/15/2024	545,000	712,680
General Dynamics Corporation
4.50%, 08/15/2010	500,000	497,281
Raytheon Company
5.50%, 11/15/2012	447,000	460,612
United Technologies Corporation
6.35%, 03/01/2011	300,000	322,397
		1,992,970
Building Products - 1.6%
Masco Corporation:
6.75%, 03/15/2006	625,000	631,351
5.75%, 10/15/2008	100,000	102,970
		734,321
Capital Markets - 0.1%
Amvescap plc (b)
5.375%, 12/15/2014	50,000	49,516

Chemicals - 1.7%
The Lubrizol Corporation
5.50%, 10/01/2014	750,000	753,954

Commercial Banks - 0.1%
Landesbank Baden-Wuerttemberg (b)
6.35%, 04/01/2012	45,000	49,439

Commercial Services & Supplies - 6.1%
CP&L, Inc.
6.80%, 08/15/2007	300,000	311,025
Ingersoll-Rand Company Ltd. - (b)
6.25%, 05/15/2006	650,000	657,415
International Lease Finance Corporation:
6.375%, 03/15/2009	540,000	566,155
5.00%, 04/15/2010	40,000	40,182
Pitney Bowes Inc.
3.875%, 06/15/2013	600,000	563,492
R.R. Donnelley & Sons Company:
4.95%, 05/15/2010 (a)	20,000	19,922
5.50%, 05/15/2015 (a)	20,000	19,844
Waste Management, Inc.
7.00%, 10/15/2006	565,000	577,448
		2,755,483
Communications Equipment - 1.9%
Motorola, Inc.
7.625%, 11/15/2010	740,000	838,393

Computers & Peripherals - 3.4%
Hewlett-Packard Company:
3.375%, 12/15/2005	250,000	249,667
5.50%, 07/01/2007	750,000	761,788
International Business Machines Corporation
4.375%, 06/01/2009	500,000	497,305
		1,508,760
Construction & Engineering - 0.1%
Centex Corporation
7.50%, 01/15/2012	40,000	43,692

Consumer Finance - 7.7%
American General Finance Corporation:
4.625%, 05/15/2009	490,000	485,549
4.00%, 03/15/2011	35,000	33,275
ASIF Global Financing XVIII (a)
3.85%, 11/26/2007	325,000	319,320
Capital One Bank
6.875%, 02/01/2006	1,000,000	1,007,914
General Electric Capital Corporation:
6.80%, 11/01/2005	685,000	686,415
4.25%, 12/01/2010	30,000	29,458
HSBC Finance Corporation:
6.50%, 11/15/2008	510,000	535,917
4.75%, 07/15/2013	70,000	68,432
SLM Corporation
3.625%, 03/17/2008	310,000	303,188
		3,469,468
Diversified Financial Services - 2.3%
AXA Financial, Inc.
7.75%, 08/01/2010	25,000	27,992
CIT Group Inc.:
4.125%, 02/21/2006	200,000	199,982
6.875%, 11/01/2009	150,000	161,523
4.75%, 12/15/2010	30,000	29,865
Citigroup Inc.
6.75%, 12/01/2005	500,000	502,047
Textron Financial Corporation:
5.875%, 06/01/2007	60,000	61,121
6.00%, 11/20/2009	40,000	41,782
		1,024,312
Diversified Telecommunication Services - 6.3%
360 Communications Company
6.65%, 01/15/2008	430,000	446,893
British Telecommunications plc (b)
7.875%, 12/15/2005	240,000	241,642
GTE Corporation
6.36%, 04/15/2006	765,000	772,525
GTE Florida, Inc.
6.25%, 11/15/2005	250,000	250,625
SBC Communications Inc.:
5.75%, 05/02/2006	1,000,000	1,007,600
5.10%, 09/15/2014	50,000	49,634
Sprint Capital Corp.
8.375%, 03/15/2012	45,000	53,025
Verizon Global Funding Corp.
7.25%, 12/01/2010	10,000	11,064
		2,833,008
Electric Utilities - 1.6%
Southern Power Co.
4.875%, 07/15/2015	40,000	39,091
TXU Corp.
6.375%, 06/15/2006	120,000	121,905
TXU Energy Co.
7.00%, 03/15/2013	500,000	543,605
		704,601
Electronic Equipment - 0.1%
Arrow Electronics, Inc.
9.15%, 10/01/2010	40,000	46,059

Energy Equipment & Services - 1.1%
Baker Hughes Incorporated
6.00%, 02/15/2009	455,000	473,656
Halliburton Company
5.50%, 10/15/2010	40,000	41,351
		515,007
Food Products - 1.1%
The Hershey Company
4.85%, 08/15/2015	500,000	500,165

Hotels, Restaurants & Leisure - 0.2%
Carnival Corporation (b)
3.75%, 11/15/2007	100,000	98,142

Household Products - 3.4%
Kimberly-Clark Corporation
5.625%, 02/15/2012	600,000	630,508
The Procter & Gamble Company
Putable 09/1/2014
8.00%, 09/01/2024	675,000	900,046
		1,530,554
Industrial Conglomerates - 1.4%
Tyco International Group SA (b)
6.375%, 02/15/2006	600,000	604,060

Insurance - 1.7%
The Hartford Financial Services Group, Inc.
4.70%, 09/01/2007	100,000	99,779
John Hancock Global Funding II (a)
5.625%, 06/27/2006	365,000	367,910
Massmutual Global Funding II (a)
3.25%, 06/15/2007	285,000	278,655
XL Capital Ltd. (b)
5.25%, 09/15/2014	35,000	33,824
		780,168
Investment Bank & Brokerage - 3.0%
Credit Suisse First Boston USA
6.50%, 01/15/2012	45,000	48,791
The Goldman Sachs Group, Inc.
5.15%, 01/15/2014	30,000	30,090
Lehman Brothers Holdings Inc.
7.00%, 02/01/2008	540,000	567,188
Merrill Lynch & Co., Inc.
3.125%, 07/15/2008	195,000	187,432
Morgan Stanley
4.75%, 04/01/2014	545,000	526,701
		1,360,202
IT Services - 1.2%
First Data Corporation
4.95%, 06/15/2015	550,000	546,787

Machinery - 1.1%
Dover Corporation
6.50%, 02/15/2011	450,000	486,631

Media - 1.5%
The Walt Disney Company
6.375%, 03/01/2012	635,000	682,977

Metals & Mining - 1.2%
Alcoa Inc.
6.00%, 01/15/2012	500,000	529,741

Mortgage Bankers & Loan Correspondents - 0.1%
Countrywide Home Loans, Inc.
5.625%, 07/15/2009	50,000	51,256

Multiline Retail - 1.2%
Target Corporation
5.875%, 03/01/2012	500,000	530,114

Multi-Utilities & Unregulated Power - 0.1%
Sempra Energy
4.621%, 05/17/2007	60,000	59,898

Oil & Gas Exploration & Production Companies - 9.1%
Apache Corporation
6.25%, 04/15/2012	690,000	750,861
Occidental Petroleum Corporation
6.75%, 01/15/2012	648,000	719,976
Ocean Energy Inc.
4.375%, 10/01/2007	238,000	236,724
ONEOK, Inc
5.20%, 06/15/2015	40,000	39,688
Texaco Capital Inc.
8.25%, 10/01/2006	500,000	514,111
Union Pacific Resources Group Inc.
7.00%, 10/15/2006	750,000	765,693
USX Corporation
9.125%, 01/15/2013	409,000	504,619
XTO Energy, Inc.
6.25%, 04/15/2013	500,000	534,533
		4,066,205
Petroleum Refining - 1.2%
Conoco Inc.
6.35%, 04/15/2009	500,000	528,783

Real Estate - 1.7%
EOP Operating Limited Partnership:
7.75%, 11/15/2007	105,000	111,211
4.65%, 10/01/2010	525,000	516,854
Health Care Property Investors, Inc.
6.45%, 06/25/2012	20,000	21,144
Health Care REIT, Inc.:
8.00%, 09/12/2012	50,000	56,896
5.875%, 05/15/2015	50,000	49,702
		755,807
Restaurants - 1.4%
McDonald's Corporation
6.00%, 04/15/2011	610,000	648,023

Road & Rail - 0.1%
Burlington Northern Santa Fe Corporation
6.125%, 03/15/2009	40,000	41,743

Semiconductor & Semiconductor Equipment - 1.2%
Applied Materials, Inc.
6.75%, 10/15/2007	500,000	517,673

Software - 1.4%
Oracle Corporation
6.91%, 02/15/2007	600,000	617,847

Specialty Retail - 2.8%
The Home Depot, Inc.
4.625%, 08/15/2010	500,000	500,401
Lowe's Companies, Inc.
8.25%, 06/01/2010	650,000	748,302
		1,248,703
TOTAL CORPORATE BONDS
(Cost $33,454,422)		33,504,462

MORTGAGE BACKED SECURITIES - 1.4%
Chase Commercial Mortgage Securities Corp.
Series 1997-1, Class A2 7.37%, 06/19/2029	164,746	168,557
Heller Financial Commercial Mortgage
Series 2000-PH-1, Class A1, 7.715%, 01/15/2034	216,929	222,871
Morgan Stanley Capital I
Series 1997-WF1, Class A2, 7.22%, 07/15/2029	213,273	219,166

TOTAL MORTGAGE BACKED SECURITIES
(Cost $617,270)		610,594

MUNICIPAL BONDS - 3.0%
California Statewide Communties Development
4.00%, 11/15/2006	655,000	653,290
Fiscal Year 2005 Securitization Corp NY
3.40%, 08/15/2008	330,000	325,268
Southern California Public Power Authority Power Project
6.93%, 05/15/2017	330,000	388,120

TOTAL MUNICIPAL BONDS
(Cost $1,367,788)		1,366,678

U.S. GOVERNMENT & AGENCY ISSUES - 15.6%
Fannie Mae - 0.3%
6.00%, 05/15/2011	120,000	128,533

Federal Home Loan Bank - 2.2%
3.50%, 08/15/2006	125,000	124,138
Putable 4/15/2006
5.75%, 10/15/2007	855,000	878,005

		1,002,143
Freddie Mac - 4.2%
5.25%, 01/15/2006	750,000	752,520
3.00%, 09/29/2006	130,000	128,104
Callable 12/28/2005
4.20%, 12/28/2007	1,000,000	993,515
Callable 12/28/2005
		1,874,139
U.S. Treasury Inflation Indexed Bonds - 1.2%
3.625%, 01/15/2008	320,467	339,320
1.625%, 01/15/2015	214,866	212,381
		551,701
U.S. Treasury Notes - 7.7%
3.00%, 12/31/2006	500,000	493,086
6.50%, 02/15/2010	115,000	125,341
5.00%, 08/15/2011	1,335,000	1,387,619
4.25%, 08/15/2013	655,000	652,954
4.25%, 11/15/2013	795,000	791,802
		3,450,802
TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $7,077,138)		7,007,318

SHORT-TERM INVESTMENTS - 3.5%
Commercial Paper - 2.2%
American General Finance Corporation
3.72%, 10/03/2005	1,000,000	999,793

Money Market Fund - 1.3%
Columbia Money Market Reserves Fund -Capital Shares	604,107	604,107

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,603,900)		1,603,900

Total Investments - 98.4%
(Cost $44,242,403)		44,209,759

Other Assets in Excess of Liabilities - 1.6%		716,531
TOTAL NET ASSETS - 100.0%		$44,926,290

(a) 144A security.
(b) Dollar-denominated foreign security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
          J. Luther King, Jr., President

Date 11/18/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Luther King, Jr.
            J. Luther King, Jr., President

Date 11/18/2005

By (Signature and Title) /s/ Jacqui Brownfield
           Jacqui Brownfield, Treasurer

Date 11/18/2005